Share based compensation - Activity SOP 2021 (Details) - SOP 2021	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares $ / shares
Number of awards
Unvested awards outstanding at beginning of period (in shares)	823,458
Cancelled during the period (in shares)	(823,458)
Unvested awards outstanding at end of period (in shares)	0	823,458
Weighted average remaining life (years)
Weighted average remaining life for unvested awards outstanding (in years)		4 years
Weighted average exercise price
Weighted average exercise price, unvested awards outstanding (in USD per share) | $ / shares		$ 14.21
Weighted average fair value
Weigthed average fair value, unvested awards (per share) | $ / shares		$ 5.91